Organization and Business - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiary Sale Of Stock [Line Items]
Net loss	$ (36,004)	$ (54,648)
Net cash used in Operation	44,145	48,813
Accumulated deficit	(178,653)	$ (142,649)
Cash, cash equivalents and marketable securities	$ 75,800